Accounting Policies, by Policy (Policies)	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Standards, amendments and interpretation	Standards, amendments and interpretation

In the quarter ended September 30, 2022, the new standards effective were assessed and produced no effects on the condensed interim financial statements; additionally, the Company did not early adopt the IFRS issued and not yet effective.